Share Capital and Share Premium Account - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued and fully paid beginning balance	5,385,189,617	5,383,102,231	5,379,067,624
Issued under employee share schemes	1,825,442	2,087,386	4,034,607
Ordinary shares acquired by ESOP Trusts	0
Share capital issued and fully paid ending balance	5,387,015,059	5,385,189,617	5,383,102,231
Equity at beginning of period	£ 20,808	£ 18,357	£ 3,672
Issued under employee share schemes	21	29	51
Equity at end of period	21,342	20,808	18,357
Share premium [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	3,281	3,174	3,091
Issued under employee share schemes	20	29	50
Ordinary shares acquired by ESOP Trusts	0	78	33
Equity at end of period	3,301	3,281	3,174
Share capital [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,346	1,346	1,345
Issued under employee share schemes	1		1
Equity at end of period	1,347	1,346	1,346
Share capital [member] | Ordinary shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Equity at beginning of period	1,346	1,346	1,345
Issued under employee share schemes	1		1
Ordinary shares acquired by ESOP Trusts	0
Equity at end of period	£ 1,347	£ 1,346	£ 1,346